UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21591

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	10-31-2015

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® In Retirement Portfolio
October 31, 2015

One Choice In Retirement Portfolio - Schedule of Investments
OCTOBER 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 37.6%
NT Core Equity Plus Fund Institutional Class	4,061,674	58,447,489
NT Disciplined Growth Fund Institutional Class(2)	2,964,794	28,788,153
NT Equity Growth Fund Institutional Class	16,268,616	194,735,335
NT Growth Fund Institutional Class	5,678,904	88,420,528
NT Heritage Fund Institutional Class	3,149,435	42,989,788
NT Large Company Value Fund Institutional Class	15,603,455	185,681,118
NT Mid Cap Value Fund Institutional Class	6,952,080	87,943,814
NT Small Company Fund Institutional Class	4,036,238	38,546,070
		725,552,295
Domestic Fixed Income Funds — 32.8%
High-Yield Fund Institutional Class	13,093,712	73,324,789
Inflation-Adjusted Bond Fund Institutional Class	2,491,048	28,572,321
NT Diversified Bond Fund Institutional Class	38,286,852	415,029,476
Short Duration Inflation Protection Bond Fund Institutional Class	11,554,086	116,349,647
		633,276,233
International Fixed Income Funds — 11.9%
Global Bond Fund Institutional Class	13,572,175	133,957,366
International Bond Fund Institutional Class	7,658,701	95,044,482
		229,001,848
Money Market Funds — 9.9%
Premium Money Market Fund Investor Class	191,861,753	191,861,753
International Equity Funds — 7.8%
NT Global Real Estate Fund Institutional Class(2)	2,036,743	19,511,995
NT International Growth Fund Institutional Class	7,948,953	87,597,462
NT International Value Fund Institutional Class(2)	4,648,622	43,790,019
		150,899,476
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,771,670,764)		1,930,591,605
OTHER ASSETS AND LIABILITIES†		12,344
TOTAL NET ASSETS — 100.0%		$1,930,603,949

NOTES TO SCHEDULE OF INVESTMENTS
†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,797,640,370
Gross tax appreciation of investments	$158,466,631
Gross tax depreciation of investments	(25,515,396)
Net tax appreciation (depreciation) of investments	$132,951,235

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2015 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$59,733,204	$50,776	$—	$—	$—	$58,447,489
NT Disciplined Growth Fund(3)	29,825,831	—	—	—	—	28,788,153
NT Equity Growth Fund	198,379,399	8,012,589	4,595,359	(226,508)	811,671	194,735,335
NT Growth Fund	89,428,772	1,611,431	2,472,355	34,549	—	88,420,528
NT Heritage Fund	44,663,841	623,537	466,634	3,740	—	42,989,788
NT Large Company Value Fund	187,853,852	10,317,590	5,417,847	(291,702)	673,777	185,681,118
NT Mid Cap Value Fund	89,572,202	1,759,742	3,194,030	(57,805)	275,076	87,943,814
NT Small Company Fund	39,745,272	703,741	—	—	135,387	38,546,070
High-Yield Fund	75,413,721	1,218,704	1,328,697	(110,252)	1,033,267	73,324,789
Inflation-Adjusted Bond Fund	30,071,749	—	1,173,247	(31,093)	—	28,572,321
NT Diversified Bond Fund	430,087,844	11,452,870	26,991,059	(506,344)	2,147,024	415,029,476
Short Duration Inflation Protection Bond Fund	121,327,958	674,177	5,080,480	(140,476)	—	116,349,647
Global Bond Fund	139,256,889	682,684	6,630,994	(107,220)	96,193	133,957,366
International Bond Fund	99,567,891	2,149,403	8,857,386	(1,227,761)	—	95,044,482
Premium Money Market Fund	198,538,100	1,663,123	8,339,470	—	4,812	191,861,753
NT Global Real Estate Fund(3)	19,933,487	—	381,390	(19,029)	—	19,511,995
NT International Growth Fund	90,158,246	2,916,940	1,304,418	(9,087)	—	87,597,462
NT International Value Fund(3)	44,895,479	1,661,890	424,642	(24,287)	—	43,790,019
	$1,988,453,737	$45,499,197	$76,658,008	$(2,713,275)	$5,177,207	$1,930,591,605

(1) Underlying fund investments represent Institutional Class, except Premium Money Market Fund Investor Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2020 Portfolio
October 31, 2015

One Choice 2020 Portfolio - Schedule of Investments
OCTOBER 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 39.6%
NT Core Equity Plus Fund Institutional Class	3,671,139	52,827,687
NT Disciplined Growth Fund Institutional Class(2)	3,302,952	32,071,664
NT Equity Growth Fund Institutional Class	14,236,943	170,416,209
NT Growth Fund Institutional Class	5,942,586	92,526,058
NT Heritage Fund Institutional Class	3,847,068	52,512,478
NT Large Company Value Fund Institutional Class	14,091,620	167,690,278
NT Mid Cap Value Fund Institutional Class	6,972,280	88,199,336
NT Small Company Fund Institutional Class	3,281,437	31,337,728
		687,581,438
Domestic Fixed Income Funds — 31.7%
High-Yield Fund Institutional Class	11,349,611	63,557,822
Inflation-Adjusted Bond Fund Institutional Class	3,931,911	45,099,022
NT Diversified Bond Fund Institutional Class	33,245,079	360,376,657
Short Duration Inflation Protection Bond Fund Institutional Class	8,000,955	80,569,621
		549,603,122
International Fixed Income Funds — 11.0%
Global Bond Fund Institutional Class	11,270,001	111,234,911
International Bond Fund Institutional Class	6,335,616	78,624,994
		189,859,905
International Equity Funds — 9.9%
NT Emerging Markets Fund Institutional Class	1,710,065	17,083,554
NT Global Real Estate Fund Institutional Class(2)	2,176,076	20,846,812
NT International Growth Fund Institutional Class	7,420,187	81,770,466
NT International Small-Mid Cap Fund Institutional Class(2)	460,267	4,644,093
NT International Value Fund Institutional Class(2)	5,103,177	48,071,930
		172,416,855
Money Market Funds — 7.8%
Premium Money Market Fund Investor Class	135,600,752	135,600,752
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,602,495,784)		1,735,062,072
OTHER ASSETS AND LIABILITIES†		9,642
TOTAL NET ASSETS — 100.0%		$1,735,071,714

NOTES TO SCHEDULE OF INVESTMENTS
†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,612,127,852
Gross tax appreciation of investments	$141,847,097
Gross tax depreciation of investments	(18,912,877)
Net tax appreciation (depreciation) of investments	$122,934,220

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2015 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$51,778,691	$2,368,241	$315,567	$(31,643)	$—	$52,827,687
NT Disciplined Growth Fund(3)	31,794,123	1,305,883	—	—	—	32,071,664
NT Equity Growth Fund	168,090,023	12,554,127	4,656,919	(297,044)	709,701	170,416,209
NT Growth Fund	91,032,007	4,328,457	2,871,349	(7,166)	—	92,526,058
NT Heritage Fund	52,815,824	2,349,180	558,965	(13,884)	—	52,512,478
NT Large Company Value Fund	165,317,337	13,617,954	5,297,384	(337,496)	608,978	167,690,278
NT Mid Cap Value Fund	88,431,067	3,706,516	3,868,433	(105,113)	274,413	88,199,336
NT Small Company Fund	30,751,249	2,176,852	212,326	(19,945)	105,321	31,337,728
High-Yield Fund	63,823,182	2,175,877	743,708	(60,747)	884,904	63,557,822
Inflation-Adjusted Bond Fund	47,246,424	375,566	2,056,038	(98,271)	—	45,099,022
NT Diversified Bond Fund	358,863,003	18,132,950	16,867,781	(263,638)	1,833,317	360,376,657
Short Duration Inflation Protection Bond Fund	80,028,196	1,217,148	205,812	(5,135)	—	80,569,621
Global Bond Fund	111,332,264	2,000,528	2,589,330	(45,622)	78,075	111,234,911
International Bond Fund	78,746,336	3,143,200	4,549,664	(527,544)	—	78,624,994
NT Emerging Markets Fund	17,327,605	706,086	282,024	(23,205)	—	17,083,554
NT Global Real Estate Fund(3)	21,331,504	—	437,233	(18,277)	—	20,846,812
NT International Growth Fund	81,672,277	5,899,842	2,195,490	(73,899)	—	81,770,466
NT International Small-Mid Cap Fund(3)	5,056,947	—	177,054	11,573	—	4,644,093
NT International Value Fund(3)	48,928,397	3,473,249	1,940,212	(140,860)	—	48,071,930
Premium Money Market Fund	133,711,822	2,603,067	714,137	—	3,326	135,600,752
	$1,728,078,278	$82,134,723	$50,539,426	$(2,057,916)	$4,498,035	$1,735,062,072

(1) Underlying fund investments represent Institutional Class, except Premium Money Market Fund Investor Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2025 Portfolio
October 31, 2015

One Choice 2025 Portfolio - Schedule of Investments
OCTOBER 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 42.5%
NT Core Equity Plus Fund Institutional Class	5,401,113	77,722,015
NT Disciplined Growth Fund Institutional Class(2)	5,869,296	56,990,859
NT Equity Growth Fund Institutional Class	20,424,929	244,486,404
NT Growth Fund Institutional Class	10,177,298	158,460,530
NT Heritage Fund Institutional Class	7,744,548	105,713,080
NT Large Company Value Fund Institutional Class	21,431,373	255,033,340
NT Mid Cap Value Fund Institutional Class	11,942,103	151,067,599
NT Small Company Fund Institutional Class	4,802,452	45,863,413
		1,095,337,240
Domestic Fixed Income Funds — 30.1%
High-Yield Fund Institutional Class	16,034,768	89,794,703
Inflation-Adjusted Bond Fund Institutional Class	8,475,995	97,219,662
NT Diversified Bond Fund Institutional Class	46,843,842	507,787,251
Short Duration Inflation Protection Bond Fund Institutional Class	7,873,939	79,290,567
		774,092,183
International Equity Funds — 12.4%
NT Emerging Markets Fund Institutional Class	5,271,895	52,666,231
NT Global Real Estate Fund Institutional Class(2)	3,936,174	37,708,544
NT International Growth Fund Institutional Class	11,514,833	126,893,460
NT International Small-Mid Cap Fund Institutional Class(2)	1,454,377	14,674,666
NT International Value Fund Institutional Class(2)	9,347,383	88,052,348
		319,995,249
International Fixed Income Funds — 9.7%
Global Bond Fund Institutional Class	15,021,471	148,261,915
International Bond Fund Institutional Class	8,229,258	102,125,098
		250,387,013
Money Market Funds — 5.3%
Premium Money Market Fund Investor Class	135,929,834	135,929,834
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,283,677,614)		2,575,741,519
OTHER ASSETS AND LIABILITIES†		15,540
TOTAL NET ASSETS — 100.0%		$2,575,757,059

NOTES TO SCHEDULE OF INVESTMENTS
†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,318,791,357
Gross tax appreciation of investments	$285,909,704
Gross tax depreciation of investments	(28,959,542)
Net tax appreciation (depreciation) of investments	$256,950,162

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2015 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$78,486,923	$1,822,691	$956,551	$(14,158)	$—	$77,722,015
NT Disciplined Growth Fund(3)	58,512,394	1,371,254	964,559	(8,681)	—	56,990,859
NT Equity Growth Fund	243,011,480	14,319,124	4,433,155	(120,677)	1,005,775	244,486,404
NT Growth Fund	156,705,841	5,594,829	3,779,229	76,949	—	158,460,530
NT Heritage Fund	106,284,897	5,536,577	1,936,777	10,982	—	105,713,080
NT Large Company Value Fund	253,707,512	19,464,024	8,911,488	(292,514)	918,705	255,033,340
NT Mid Cap Value Fund	154,286,546	3,592,475	6,532,944	(117,905)	469,959	151,067,599
NT Small Company Fund	45,907,369	2,101,872	—	—	156,958	45,863,413
High-Yield Fund	91,587,711	1,774,542	1,141,866	(96,195)	1,253,960	89,794,703
Inflation-Adjusted Bond Fund	103,477,958	—	5,371,989	(331,822)	—	97,219,662
NT Diversified Bond Fund	520,291,717	24,581,361	37,511,291	(416,788)	2,598,323	507,787,251
Short Duration Inflation Protection Bond Fund	80,224,618	210,954	688,878	(18,549)	—	79,290,567
NT Emerging Markets Fund	55,279,068	1,721,078	2,170,214	(114,726)	—	52,666,231
NT Global Real Estate Fund(3)	38,898,586	59,585	1,185,572	(42,243)	—	37,708,544
NT International Growth Fund	129,656,582	6,289,244	3,150,017	12,634	—	126,893,460
NT International Small-Mid Cap Fund(3)	15,857,286	—	444,210	22,655	—	14,674,666
NT International Value Fund(3)	90,013,155	5,951,537	3,362,425	(136,047)	—	88,052,348
Global Bond Fund	153,294,094	105,025	5,835,620	(97,015)	105,025	148,261,915
International Bond Fund	106,142,609	1,282,092	7,275,661	(966,798)	—	102,125,098
Premium Money Market Fund	136,831,487	1,029,085	1,930,738	—	3,374	135,929,834
	$2,618,457,833	$96,807,349	$97,583,184	$(2,650,898)	$6,512,079	$2,575,741,519

(1) Underlying fund investments represent Institutional Class, except Premium Money Market Fund Investor Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2030 Portfolio
October 31, 2015

One Choice 2030 Portfolio - Schedule of Investments
OCTOBER 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 45.5%
NT Core Equity Plus Fund Institutional Class	3,738,902	53,802,798
NT Disciplined Growth Fund Institutional Class(2)	4,683,935	45,481,008
NT Equity Growth Fund Institutional Class	13,677,865	163,724,039
NT Growth Fund Institutional Class	8,285,585	129,006,566
NT Heritage Fund Institutional Class	5,587,792	76,273,361
NT Large Company Value Fund Institutional Class	15,206,082	180,952,374
NT Mid Cap Value Fund Institutional Class	8,308,098	105,097,441
NT Small Company Fund Institutional Class	4,325,376	41,307,345
		795,644,932
Domestic Fixed Income Funds — 27.3%
High-Yield Fund Institutional Class	9,971,323	55,839,409
Inflation-Adjusted Bond Fund Institutional Class	7,217,832	82,788,535
NT Diversified Bond Fund Institutional Class	28,669,456	310,776,902
Short Duration Inflation Protection Bond Fund Institutional Class	2,830,239	28,500,505
		477,905,351
International Equity Funds — 14.9%
NT Emerging Markets Fund Institutional Class	4,608,212	46,036,037
NT Global Real Estate Fund Institutional Class(2)	3,092,667	29,627,750
NT International Growth Fund Institutional Class	8,988,077	99,048,610
NT International Small-Mid Cap Fund Institutional Class(2)	1,524,776	15,384,991
NT International Value Fund Institutional Class(2)	7,434,898	70,036,742
		260,134,130
International Fixed Income Funds — 7.4%
Global Bond Fund Institutional Class	9,155,980	90,369,521
International Bond Fund Institutional Class	3,167,243	39,305,481
		129,675,002
Money Market Funds — 4.9%
Premium Money Market Fund Investor Class	86,426,093	86,426,093
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,610,756,407)		1,749,785,508
OTHER ASSETS AND LIABILITIES†		14,675
TOTAL NET ASSETS — 100.0%		$1,749,800,183

NOTES TO SCHEDULE OF INVESTMENTS
†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,619,427,240
Gross tax appreciation of investments	$149,288,135
Gross tax depreciation of investments	(18,929,867)
Net tax appreciation (depreciation) of investments	$130,358,268

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2015 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$53,828,448	$1,132,998	$—	$—	$—	$53,802,798
NT Disciplined Growth Fund(3)	44,934,594	1,989,123	—	—	—	45,481,008
NT Equity Growth Fund	159,708,482	10,916,367	1,450,188	(138,374)	671,188	163,724,039
NT Growth Fund	125,273,174	5,575,532	1,997,551	(11,645)	—	129,006,566
NT Heritage Fund	75,228,613	4,621,527	630,490	(35,770)	—	76,273,361
NT Large Company Value Fund	176,804,958	14,058,204	3,538,056	(256,606)	652,259	180,952,374
NT Mid Cap Value Fund	104,235,520	3,613,948	2,665,093	(131,327)	326,425	105,097,441
NT Small Company Fund	40,816,418	2,451,432	—	—	142,905	41,307,345
High-Yield Fund	55,355,964	2,928,306	1,039,403	(90,773)	770,284	55,839,409
Inflation-Adjusted Bond Fund	83,426,680	1,818,794	1,702,474	(246,413)	—	82,788,535
NT Diversified Bond Fund	306,875,287	16,059,232	12,366,431	(212,497)	1,572,156	310,776,902
Short Duration Inflation Protection Bond Fund	27,431,766	1,235,340	—	—	—	28,500,505
NT Emerging Markets Fund	45,734,668	3,689,477	1,672,907	(139,082)	—	46,036,037
NT Global Real Estate Fund(3)	29,943,305	209,935	470,575	(21,668)	—	29,627,750
NT International Growth Fund	99,529,358	4,753,994	676,487	(30,400)	—	99,048,610
NT International Small-Mid Cap Fund(3)	16,046,153	80,208	—	—	—	15,384,991
NT International Value Fund(3)	69,925,278	5,855,235	2,242,634	(171,612)	—	70,036,742
Global Bond Fund	90,375,097	1,314,247	1,711,420	(27,410)	63,365	90,369,521
International Bond Fund	38,115,811	1,613,032	901,467	(126,282)	—	39,305,481
Premium Money Market Fund	86,395,934	1,396,668	1,366,509	—	2,146	86,426,093
	$1,729,985,508	$85,313,599	$34,431,685	$(1,639,859)	$4,200,728	$1,749,785,508

(1) Underlying fund investments represent Institutional Class, except Premium Money Market Fund Investor Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2035 Portfolio
October 31, 2015

One Choice 2035 Portfolio - Schedule of Investments
OCTOBER 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 49.2%
NT Core Equity Plus Fund Institutional Class	4,631,549	66,647,989
NT Disciplined Growth Fund Institutional Class(2)	6,243,754	60,626,847
NT Equity Growth Fund Institutional Class	16,040,226	192,001,510
NT Growth Fund Institutional Class	11,897,325	185,241,343
NT Heritage Fund Institutional Class	7,137,529	97,427,269
NT Large Company Value Fund Institutional Class	18,434,321	219,368,417
NT Mid Cap Value Fund Institutional Class	9,798,986	123,957,174
NT Small Company Fund Institutional Class	6,606,707	63,094,056
		1,008,364,605
Domestic Fixed Income Funds — 23.7%
High-Yield Fund Institutional Class	10,484,827	58,715,029
Inflation-Adjusted Bond Fund Institutional Class	9,349,369	107,237,266
NT Diversified Bond Fund Institutional Class	28,879,024	313,048,615
Short Duration Inflation Protection Bond Fund Institutional Class	700,831	7,057,372
		486,058,282
International Equity Funds — 17.4%
NT Emerging Markets Fund Institutional Class	6,474,600	64,681,258
NT Global Real Estate Fund Institutional Class(2)	4,218,326	40,411,559
NT International Growth Fund Institutional Class	11,911,779	131,267,807
NT International Small-Mid Cap Fund Institutional Class(2)	2,377,246	23,986,410
NT International Value Fund Institutional Class(2)	10,152,166	95,633,408
		355,980,442
Money Market Funds — 4.9%
Premium Money Market Fund Investor Class	100,888,802	100,888,802
International Fixed Income Funds — 4.8%
Global Bond Fund Institutional Class	9,400,419	92,782,132
International Bond Fund Institutional Class	417,588	5,182,263
		97,964,395
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,810,297,761)		2,049,256,526
OTHER ASSETS AND LIABILITIES†		20,303
TOTAL NET ASSETS — 100.0%		$2,049,276,829

NOTES TO SCHEDULE OF INVESTMENTS
†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,831,971,222
Gross tax appreciation of investments	$236,701,116
Gross tax depreciation of investments	(19,415,812)
Net tax appreciation (depreciation) of investments	$217,285,304

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2015 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$67,498,413	$997,794	$387,937	$(9,677)	$—	$66,647,989
NT Disciplined Growth Fund(3)	62,026,540	1,186,513	505,395	(4,548)	—	60,626,847
NT Equity Growth Fund	190,771,220	9,019,293	885,513	(20,664)	786,171	192,001,510
NT Growth Fund	184,847,637	3,828,858	3,226,735	80,850	—	185,241,343
NT Heritage Fund	98,381,838	3,754,051	792,594	(841)	—	97,427,269
NT Large Company Value Fund	218,763,549	12,762,376	3,810,805	(104,172)	787,260	219,368,417
NT Mid Cap Value Fund	124,102,598	2,606,107	2,466,857	(54,666)	383,607	123,957,174
NT Small Company Fund	63,519,225	2,675,599	—	—	221,313	63,094,056
High-Yield Fund	58,729,196	1,595,405	—	—	810,928	58,715,029
Inflation-Adjusted Bond Fund	111,883,593	590,077	4,522,235	(613,875)	—	107,237,266
NT Diversified Bond Fund	317,553,060	10,836,495	15,512,212	(192,452)	1,611,199	313,048,615
Short Duration Inflation Protection Bond Fund	6,812,096	286,775	—	—	—	7,057,372
NT Emerging Markets Fund	64,850,899	3,776,248	1,398,922	(121,927)	—	64,681,258
NT Global Real Estate Fund(3)	41,333,660	—	829,485	(28,140)	—	40,411,559
NT International Growth Fund	134,269,245	5,634,084	2,478,901	21,757	—	131,267,807
NT International Small-Mid Cap Fund(3)	25,414,468	105,250	355,414	18,126	—	23,986,410
NT International Value Fund(3)	96,049,054	6,447,298	1,870,814	(112,478)	—	95,633,408
Premium Money Market Fund	103,488,350	193,222	2,792,770	—	2,551	100,888,802
Global Bond Fund	95,551,004	66,231	3,267,307	(52,806)	66,231	92,782,132
International Bond Fund	4,125,821	1,027,456	—	—	—	5,182,263
	$2,069,971,466	$67,389,132	$45,103,896	$(1,195,513)	$4,669,260	$2,049,256,526

(1) Underlying fund investments represent Institutional Class, except Premium Money Market Fund Investor Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2040 Portfolio
October 31, 2015

One Choice 2040 Portfolio - Schedule of Investments
OCTOBER 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 53.2%
NT Core Equity Plus Fund Institutional Class	3,218,512	46,314,384
NT Disciplined Growth Fund Institutional Class(2)	4,248,205	41,250,066
NT Equity Growth Fund Institutional Class	10,876,075	130,186,617
NT Growth Fund Institutional Class	8,320,852	129,555,667
NT Heritage Fund Institutional Class	5,306,848	72,438,470
NT Large Company Value Fund Institutional Class	13,132,357	156,275,051
NT Mid Cap Value Fund Institutional Class	6,606,576	83,573,192
NT Small Company Fund Institutional Class	4,332,181	41,372,327
		700,965,774
Domestic Fixed Income Funds — 20.5%
High-Yield Fund Institutional Class	5,677,482	31,793,901
Inflation-Adjusted Bond Fund Institutional Class	5,642,020	64,713,975
NT Diversified Bond Fund Institutional Class	15,934,018	172,724,756
		269,232,632
International Equity Funds — 19.4%
NT Emerging Markets Fund Institutional Class	5,526,197	55,206,711
NT Global Real Estate Fund Institutional Class(2)	2,988,012	28,625,152
NT International Growth Fund Institutional Class	7,919,998	87,278,379
NT International Small-Mid Cap Fund Institutional Class(2)	1,961,678	19,793,329
NT International Value Fund Institutional Class(2)	6,824,818	64,289,782
		255,193,353
International Fixed Income Funds — 4.1%
Global Bond Fund Institutional Class	5,516,506	54,447,916
Money Market Funds — 2.8%
Premium Money Market Fund Investor Class	37,325,193	37,325,193
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,212,915,331)		1,317,164,868
OTHER ASSETS AND LIABILITIES†		8,361
TOTAL NET ASSETS — 100.0%		$1,317,173,229

NOTES TO SCHEDULE OF INVESTMENTS
†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,217,679,422
Gross tax appreciation of investments	$112,014,888
Gross tax depreciation of investments	(12,529,442)
Net tax appreciation (depreciation) of investments	$99,485,446

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2015 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$45,466,882	$1,794,238	$—	$—	$—	$46,314,384
NT Disciplined Growth Fund(3)	40,846,699	1,773,506	50,250	(3,088)	—	41,250,066
NT Equity Growth Fund	128,722,250	6,838,952	753,251	(68,314)	531,781	130,186,617
NT Growth Fund	126,633,113	4,428,235	1,530,581	(17,859)	—	129,555,667
NT Heritage Fund	72,227,459	3,606,871	500,918	(19,262)	—	72,438,470
NT Large Company Value Fund	154,311,327	9,909,494	2,082,018	(160,711)	561,013	156,275,051
NT Mid Cap Value Fund	83,700,170	2,256,868	2,271,821	(112,953)	260,279	83,573,192
NT Small Company Fund	40,523,447	2,767,347	—	—	142,354	41,372,327
High-Yield Fund	31,595,930	1,654,952	644,998	(56,312)	438,877	31,793,901
Inflation-Adjusted Bond Fund	64,079,672	2,140,337	861,729	(126,947)	—	64,713,975
NT Diversified Bond Fund	170,282,807	9,366,557	7,022,646	(111,408)	873,489	172,724,756
NT Emerging Markets Fund	54,797,379	4,670,785	2,250,437	(202,666)	—	55,206,711
NT Global Real Estate Fund(3)	29,078,399	200,269	596,214	(28,107)	—	28,625,152
NT International Growth Fund	86,918,273	4,986,562	649,559	(33,722)	—	87,278,379
NT International Small-Mid Cap Fund(3)	19,939,905	798,422	27,620	—	—	19,793,329
NT International Value Fund(3)	63,525,705	5,855,511	1,861,445	(156,686)	—	64,289,782
Global Bond Fund	54,685,296	1,109,295	1,591,738	(25,662)	38,260	54,447,916
Premium Money Market Fund	35,565,915	1,907,789	148,511	—	902	37,325,193
	$1,302,900,628	$66,065,990	$22,843,736	$(1,123,697)	$2,846,955	$1,317,164,868

(1) Underlying fund investments represent Institutional Class, except Premium Money Market Fund Investor Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2045 Portfolio
October 31, 2015

One Choice 2045 Portfolio - Schedule of Investments
OCTOBER 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 58.0%
NT Core Equity Plus Fund Institutional Class	4,158,672	59,843,293
NT Disciplined Growth Fund Institutional Class(2)	4,919,782	47,771,087
NT Equity Growth Fund Institutional Class	12,733,116	152,415,401
NT Growth Fund Institutional Class	10,087,142	157,056,795
NT Heritage Fund Institutional Class	6,944,300	94,789,700
NT Large Company Value Fund Institutional Class	16,341,063	194,458,645
NT Mid Cap Value Fund Institutional Class	8,126,764	102,803,561
NT Small Company Fund Institutional Class	4,622,627	44,146,085
		853,284,567
International Equity Funds — 21.1%
NT Emerging Markets Fund Institutional Class	7,318,032	73,107,137
NT Global Real Estate Fund Institutional Class(2)	3,745,719	35,883,992
NT International Growth Fund Institutional Class	9,104,159	100,327,833
NT International Small-Mid Cap Fund Institutional Class(2)	2,631,189	26,548,695
NT International Value Fund Institutional Class(2)	7,904,141	74,457,009
		310,324,666
Domestic Fixed Income Funds — 16.8%
High-Yield Fund Institutional Class	5,283,930	29,590,009
Inflation-Adjusted Bond Fund Institutional Class	5,179,766	59,411,919
NT Diversified Bond Fund Institutional Class	14,626,947	158,556,111
		247,558,039
International Fixed Income Funds — 3.7%
Global Bond Fund Institutional Class	5,585,442	55,128,312
Money Market Funds — 0.4%
Premium Money Market Fund Investor Class	5,122,550	5,122,550
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,301,855,631)		1,471,418,134
OTHER ASSETS AND LIABILITIES†		22,695
TOTAL NET ASSETS — 100.0%		$1,471,440,829

NOTES TO SCHEDULE OF INVESTMENTS
†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,318,366,085
Gross tax appreciation of investments	$166,328,733
Gross tax depreciation of investments	(13,276,684)
Net tax appreciation (depreciation) of investments	$153,052,049

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2015 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$61,567,343	$139,800	$502,387	$(9,409)	$—	$59,843,293
NT Disciplined Growth Fund(3)	48,476,415	1,204,621	299,857	(2,699)	—	47,771,087
NT Equity Growth Fund	152,121,546	6,757,040	908,987	(39,298)	623,753	152,415,401
NT Growth Fund	156,184,411	3,199,716	2,169,519	43,585	—	157,056,795
NT Heritage Fund	96,727,920	3,049,165	1,108,682	6,521	—	94,789,700
NT Large Company Value Fund	194,197,872	12,456,666	4,909,541	(210,372)	701,111	194,458,645
NT Mid Cap Value Fund	104,511,046	1,838,316	3,291,658	(75,288)	322,437	102,803,561
NT Small Company Fund	43,879,877	2,350,680	—	—	151,791	44,146,085
NT Emerging Markets Fund	74,785,693	4,654,458	3,520,241	(275,465)	—	73,107,137
NT Global Real Estate Fund(3)	37,271,039	307,292	1,670,048	(65,369)	—	35,883,992
NT International Growth Fund	103,364,416	3,850,813	2,139,822	2,731	—	100,327,833
NT International Small-Mid Cap Fund(3)	27,647,725	577,642	396,748	20,234	—	26,548,695
NT International Value Fund(3)	75,462,779	5,496,463	2,693,806	(161,793)	—	74,457,009
High-Yield Fund	29,940,828	480,087	—	—	412,707	29,590,009
Inflation-Adjusted Bond Fund	60,484,301	1,093,787	1,653,077	(211,444)	—	59,411,919
NT Diversified Bond Fund	158,647,574	8,141,115	8,282,841	(68,126)	808,850	158,556,111
Global Bond Fund	56,315,680	466,082	1,906,424	(29,721)	39,438	55,128,312
Premium Money Market Fund	3,714,267	1,408,283	—	—	111	5,122,550
	$1,485,300,732	$57,472,026	$35,453,638	$(1,075,913)	$3,060,198	$1,471,418,134

(1) Underlying fund investments represent Institutional Class, except Premium Money Market Fund Investor Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2050 Portfolio
October 31, 2015

One Choice 2050 Portfolio - Schedule of Investments
OCTOBER 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 59.3%
NT Core Equity Plus Fund Institutional Class	2,402,493	34,571,874
NT Disciplined Growth Fund Institutional Class(2)	2,657,055	25,800,009
NT Equity Growth Fund Institutional Class	6,588,340	78,862,424
NT Growth Fund Institutional Class	5,349,228	83,287,483
NT Heritage Fund Institutional Class	3,708,349	50,618,965
NT Large Company Value Fund Institutional Class	8,838,175	105,174,285
NT Mid Cap Value Fund Institutional Class	4,153,283	52,539,026
NT Small Company Fund Institutional Class	2,635,709	25,171,025
		456,025,091
International Equity Funds — 22.6%
NT Emerging Markets Fund Institutional Class	4,460,579	44,561,184
NT Global Real Estate Fund Institutional Class(2)	2,155,460	20,649,306
NT International Growth Fund Institutional Class	4,655,634	51,305,090
NT International Small-Mid Cap Fund Institutional Class(2)	1,638,899	16,536,491
NT International Value Fund Institutional Class(2)	4,332,248	40,809,780
		173,861,851
Domestic Fixed Income Funds — 14.7%
High-Yield Fund Institutional Class	2,440,109	13,664,613
Inflation-Adjusted Bond Fund Institutional Class	2,400,255	27,530,922
NT Diversified Bond Fund Institutional Class	6,662,003	72,216,113
		113,411,648
International Fixed Income Funds — 3.4%
Global Bond Fund Institutional Class	2,667,743	26,330,621
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $717,687,082)		769,629,211
OTHER ASSETS AND LIABILITIES†		6,738
TOTAL NET ASSETS — 100.0%		$769,635,949

NOTES TO SCHEDULE OF INVESTMENTS
†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$720,938,334
Gross tax appreciation of investments	$55,426,122
Gross tax depreciation of investments	(6,735,245)
Net tax appreciation (depreciation) of investments	$48,690,877

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2015 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$33,887,672	$1,535,150	$160,790	$(23,389)	$—	$34,571,874
NT Disciplined Growth Fund(3)	25,512,151	1,264,985	153,649	(9,385)	—	25,800,009
NT Equity Growth Fund	77,202,083	4,935,508	503,454	(68,374)	320,538	78,862,424
NT Growth Fund	80,736,033	3,628,820	1,135,138	(19,928)	—	83,287,483
NT Heritage Fund	49,245,955	3,617,733	290,989	(12,116)	—	50,618,965
NT Large Company Value Fund	102,749,901	7,704,955	1,349,252	(110,510)	375,621	105,174,285
NT Mid Cap Value Fund	51,770,946	2,285,136	1,445,634	(51,243)	160,958	52,539,026
NT Small Company Fund	25,191,285	1,274,556	65,797	(6,336)	88,166	25,171,025
NT Emerging Markets Fund	44,198,890	3,970,001	1,958,332	(172,824)	—	44,561,184
NT Global Real Estate Fund(3)	20,530,826	806,387	683,484	(30,865)	—	20,649,306
NT International Growth Fund	50,213,090	3,992,247	590,747	(33,535)	—	51,305,090
NT International Small-Mid Cap Fund(3)	16,192,474	1,150,666	68,067	(4,154)	—	16,536,491
NT International Value Fund(3)	39,897,061	4,100,467	1,160,850	(106,995)	—	40,809,780
High-Yield Fund	13,321,023	1,002,847	317,477	(27,789)	186,904	13,664,613
Inflation-Adjusted Bond Fund	26,706,973	1,586,720	512,056	(71,855)	—	27,530,922
NT Diversified Bond Fund	70,305,247	5,318,426	3,451,574	(44,188)	360,638	72,216,113
Global Bond Fund	25,771,878	1,076,498	631,614	(9,631)	18,131	26,330,621
	$753,433,488	$49,251,102	$14,478,904	$(803,117)	$1,510,956	$769,629,211

(1) Underlying fund investments represent Institutional Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2055 Portfolio
October 31, 2015

One Choice 2055 Portfolio - Schedule of Investments
OCTOBER 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 61.3%
NT Core Equity Plus Fund Institutional Class	780,278	11,228,202
NT Disciplined Growth Fund Institutional Class(2)	898,098	8,720,530
NT Equity Growth Fund Institutional Class	2,239,362	26,805,168
NT Growth Fund Institutional Class	1,781,111	27,731,891
NT Heritage Fund Institutional Class	1,238,435	16,904,638
NT Large Company Value Fund Institutional Class	2,980,885	35,472,535
NT Mid Cap Value Fund Institutional Class	1,338,127	16,927,306
NT Small Company Fund Institutional Class	990,612	9,460,346
		153,250,616
International Equity Funds — 23.4%
NT Emerging Markets Fund Institutional Class	1,622,633	16,210,107
NT Global Real Estate Fund Institutional Class(2)	766,691	7,344,903
NT International Growth Fund Institutional Class	1,369,727	15,094,395
NT International Small-Mid Cap Fund Institutional Class(2)	611,253	6,167,544
NT International Value Fund Institutional Class(2)	1,456,591	13,721,086
		58,538,035
Domestic Fixed Income Funds — 12.2%
High-Yield Fund Institutional Class	665,858	3,728,805
Inflation-Adjusted Bond Fund Institutional Class	654,048	7,501,930
NT Diversified Bond Fund Institutional Class	1,771,646	19,204,641
		30,435,376
International Fixed Income Funds — 3.1%
Global Bond Fund Institutional Class	774,107	7,640,431
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $246,051,269)		249,864,458
OTHER ASSETS AND LIABILITIES†		1,954
TOTAL NET ASSETS — 100.0%		$249,866,412

NOTES TO SCHEDULE OF INVESTMENTS
†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$247,308,751
Gross tax appreciation of investments	$5,282,917
Gross tax depreciation of investments	(2,727,210)
Net tax appreciation (depreciation) of investments	$2,555,707

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2015 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$10,685,895	$858,102	$120,967	$(15,098)	$—	$11,228,202
NT Disciplined Growth Fund(3)	8,255,572	795,970	72,850	(2,203)	—	8,720,530
NT Equity Growth Fund	25,376,410	2,827,878	565,333	(62,997)	107,225	26,805,168
NT Growth Fund	26,024,433	2,312,851	693,958	(14,051)	—	27,731,891
NT Heritage Fund	15,984,450	1,839,534	303,381	(8,501)	—	16,904,638
NT Large Company Value Fund	33,480,938	4,266,304	1,059,571	(56,820)	124,592	35,472,535
NT Mid Cap Value Fund	16,036,456	1,561,596	683,843	(23,183)	50,951	16,927,306
NT Small Company Fund	9,141,578	965,349	237,564	(20,532)	32,139	9,460,346
NT Emerging Markets Fund	15,343,694	2,098,461	700,861	(75,533)	—	16,210,107
NT Global Real Estate Fund(3)	7,055,957	530,656	258,325	(11,646)	—	7,344,903
NT International Growth Fund	14,258,947	1,729,761	252,711	(12,465)	—	15,094,395
NT International Small-Mid Cap Fund(3)	5,809,954	699,125	82,648	(3,440)	—	6,167,544
NT International Value Fund(3)	12,928,711	1,921,504	500,877	(47,433)	—	13,721,086
High-Yield Fund	3,563,558	323,154	68,333	(6,049)	49,988	3,728,805
Inflation-Adjusted Bond Fund	7,086,698	715,150	242,751	(28,799)	—	7,501,930
NT Diversified Bond Fund	17,924,026	2,461,462	1,201,168	(17,327)	93,900	19,204,641
Global Bond Fund	7,166,872	609,630	168,747	(2,645)	5,046	7,640,431
	$236,124,149	$26,516,487	$7,213,888	$(408,722)	$463,841	$249,864,458

(1) Underlying fund investments represent Institutional Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2060 Portfolio
October 31, 2015

One Choice 2060 Portfolio - Schedule of Investments
OCTOBER 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 61.8%
NT Core Equity Plus Fund Institutional Class	485	6,985
NT Disciplined Growth Fund Institutional Class(2)	560	5,440
NT Equity Growth Fund Institutional Class	1,398	16,731
NT Growth Fund Institutional Class	1,104	17,183
NT Heritage Fund Institutional Class	772	10,542
NT Large Company Value Fund Institutional Class	1,870	22,248
NT Mid Cap Value Fund Institutional Class	837	10,591
NT Small Company Fund Institutional Class	654	6,244
		95,964
International Equity Funds — 23.3%
NT Emerging Markets Fund Institutional Class	988	9,871
NT Global Real Estate Fund Institutional Class(2)	480	4,594
NT International Growth Fund Institutional Class	847	9,331
NT International Small-Mid Cap Fund Institutional Class(2)	387	3,903
NT International Value Fund Institutional Class(2)	906	8,535
		36,234
Domestic Fixed Income Funds — 11.9%
High-Yield Fund Institutional Class	417	2,333
Inflation-Adjusted Bond Fund Institutional Class	403	4,623
NT Diversified Bond Fund Institutional Class	1,067	11,562
		18,518
International Fixed Income Funds — 3.0%
Global Bond Fund Institutional Class	469	4,624
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $147,793)		155,340
OTHER ASSETS AND LIABILITIES†		(6)
TOTAL NET ASSETS — 100.0%		$155,334

NOTES TO SCHEDULE OF INVESTMENTS
†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$147,793
Gross tax appreciation of investments	$7,547
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$7,547

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period September 30, 2015 (fund inception) through October 31, 2015 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$—	$6,620	$—	$—	$—	$6,985
NT Disciplined Growth Fund(3)	—	5,142	—	—	—	5,440
NT Equity Growth Fund	—	15,804	—	—	—	16,731
NT Growth Fund	—	15,928	—	—	—	17,183
NT Heritage Fund	—	10,043	—	—	—	10,542
NT Large Company Value Fund	—	20,888	—	—	—	22,248
NT Mid Cap Value Fund	—	9,994	—	—	—	10,591
NT Small Company Fund	—	5,922	—	—	—	6,244
NT Emerging Markets Fund	—	9,327	—	—	—	9,871
NT Global Real Estate Fund(3)	—	4,421	—	—	—	4,594
NT International Growth Fund	—	8,910	—	—	—	9,331
NT International Small-Mid Cap Fund(3)	—	3,765	—	—	—	3,903
NT International Value Fund(3)	—	7,991	—	—	—	8,535
High-Yield Fund	—	2,281	—	—	10	2,333
Inflation-Adjusted Bond Fund	—	4,605	—	—	—	4,623
NT Diversified Bond Fund	—	11,552	—	—	17	11,562
Global Bond Fund	—	4,600	—	—	—	4,624
	$—	$147,793	$—	$—	$27	$155,340

(1) Underlying fund investments represent Institutional Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice Portfolio®: Aggressive
October 31, 2015

One Choice Portfolio: Aggressive - Schedule of Investments
OCTOBER 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 55.0%
Core Equity Plus Fund Investor Class	3,586,812	49,641,483
Equity Growth Fund Investor Class	3,609,693	107,532,763
Growth Fund Investor Class	4,041,154	123,538,073
Heritage Fund Investor Class	3,456,673	84,965,029
Large Company Value Fund Investor Class	12,292,502	107,805,244
Mid Cap Value Fund Investor Class	3,845,383	63,448,815
NT Disciplined Growth Fund Investor Class(2)	3,394,728	32,928,865
Small Company Fund Investor Class	1,835,865	23,682,663
		593,542,935
International Equity Funds — 25.8%
Emerging Markets Fund Investor Class	8,041,945	66,828,567
International Growth Fund Investor Class	7,484,345	92,281,970
NT Global Real Estate Fund Investor Class(2)	3,394,728	32,487,550
NT International Small-Mid Cap Fund Investor Class(2)	2,161,977	21,771,105
NT International Value Fund Investor Class(2)	6,933,625	65,245,407
		278,614,599
Domestic Fixed Income Funds — 15.8%
Diversified Bond Fund Investor Class	5,805,895	62,761,727
High-Yield Fund Investor Class	11,617,405	65,057,466
Inflation-Adjusted Bond Fund Investor Class	3,768,469	43,224,344
		171,043,537
International Fixed Income Funds — 3.1%
Global Bond Fund Investor Class	3,361,970	33,149,026
Money Market Funds — 0.3%
Prime Money Market Fund Investor Class	2,829,130	2,829,130
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $908,734,169)		1,079,179,227
OTHER ASSETS AND LIABILITIES†		(1,393)
TOTAL NET ASSETS — 100.0%		$1,079,177,834

NOTES TO SCHEDULE OF INVESTMENTS
†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$936,041,867
Gross tax appreciation of investments	$158,253,049
Gross tax depreciation of investments	(15,115,689)
Net tax appreciation (depreciation) of investments	$143,137,360

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2015 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
Core Equity Plus Fund	$50,753,394	—	—	—	—	$49,641,483
Equity Growth Fund	105,378,735	$5,835,484	—	—	$318,301	107,532,763
Growth Fund	127,296,401	—	$3,060,255	$191,636	—	123,538,073
Heritage Fund	91,669,705	—	2,182,365	647,385	—	84,965,029
Large Company Value Fund	105,510,055	6,265,934	—	—	339,689	107,805,244
Mid Cap Value Fund	63,464,904	168,728	—	—	168,728	63,448,815
NT Disciplined Growth Fund(3)	34,150,967	—	—	—	—	32,928,865
Small Company Fund	24,819,101	35,927	—	—	35,927	23,682,663
Emerging Markets Fund	67,481,883	2,223,504	—	—	—	66,828,567
International Growth Fund	99,151,152	—	1,931,338	(134,985)	—	92,281,970
NT Global Real Estate Fund(3)	32,589,392	—	—	—	—	32,487,550
NT International Small-Mid Cap Fund(3)	22,873,713	—	—	—	—	21,771,105
NT International Value Fund(3)	69,621,791	—	583,785	(52,525)	—	65,245,407
Diversified Bond Fund	57,726,506	5,083,540	—	—	318,985	62,761,727
High-Yield Fund	66,009,514	875,440	—	—	875,066	65,057,466
Inflation-Adjusted Bond Fund	44,353,140	—	647,909	(90,663)	—	43,224,344
Global Bond Fund	33,403,038	—	394,821	(6,760)	—	33,149,026
Prime Money Market Fund	2,829,059	71	—	—	71	2,829,130
	$1,099,082,450	$20,488,628	$8,800,473	$554,088	$2,056,767	$1,079,179,227

(1) Underlying fund investments represent Investor Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice Portfolio®: Conservative
October 31, 2015

One Choice Portfolio: Conservative - Schedule of Investments
OCTOBER 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 35.3%
Core Equity Plus Fund Investor Class	1,458,630	20,187,437
Equity Growth Fund Investor Class	2,458,496	73,238,600
Growth Fund Investor Class	1,835,662	56,116,176
Heritage Fund Investor Class	1,579,522	38,824,642
Large Company Value Fund Investor Class	8,649,036	75,852,050
Mid Cap Value Fund Investor Class	3,937,311	64,965,638
NT Disciplined Growth Fund Investor Class(2)	1,558,264	15,115,159
Small Company Fund Investor Class	1,119,269	14,438,573
		358,738,275
Domestic Fixed Income Funds — 32.3%
Diversified Bond Fund Investor Class	22,010,961	237,938,490
Inflation-Adjusted Bond Fund Investor Class	7,892,390	90,525,710
		328,464,200
International Fixed Income Funds — 13.5%
Global Bond Fund Investor Class	7,221,102	71,200,069
International Bond Fund Investor Class	5,275,925	65,421,468
		136,621,537
International Equity Funds — 12.2%
International Growth Fund Investor Class	4,606,204	56,794,489
NT Global Real Estate Fund Investor Class(2)	2,119,095	20,279,742
NT International Small-Mid Cap Fund Investor Class(2)	991,682	9,986,241
NT International Value Fund Investor Class(2)	3,873,588	36,450,460
		123,510,932
Money Market Funds — 6.7%
Prime Money Market Fund Investor Class	68,256,084	68,256,084
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $915,177,529)		1,015,591,028
OTHER ASSETS AND LIABILITIES†		(1,690)
TOTAL NET ASSETS — 100.0%		$1,015,589,338

NOTES TO SCHEDULE OF INVESTMENTS
†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$933,543,174
Gross tax appreciation of investments	$98,516,238
Gross tax depreciation of investments	(16,468,384)
Net tax appreciation (depreciation) of investments	$82,047,854

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2015 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
Core Equity Plus Fund	$20,639,612	—	—	—	—	$20,187,437
Equity Growth Fund	67,143,972	$8,356,075	—	—	$207,218	73,238,600
Growth Fund	58,668,843	—	$2,330,462	$2,376	—	56,116,176
Heritage Fund	43,324,692	—	2,643,086	81,432	—	38,824,642
Large Company Value Fund	72,593,695	5,964,316	—	—	237,629	75,852,050
Mid Cap Value Fund	62,517,733	2,541,751	—	—	167,785	64,965,638
NT Disciplined Growth Fund(3)	15,676,134	—	—	—	—	15,115,159
Small Company Fund	15,131,424	21,904	—	—	21,904	14,438,573
Diversified Bond Fund	237,581,216	5,028,114	4,518,116	(75,952)	1,258,535	237,938,490
Inflation-Adjusted Bond Fund	92,072,978	—	415,631	(56,512)	—	90,525,710
Global Bond Fund	72,184,655	—	1,294,180	(25,562)	—	71,200,069
International Bond Fund	66,044,263	—	1,352,081	(178,454)	—	65,421,468
International Growth Fund	62,244,919	—	2,430,395	(66,998)	—	56,794,489
NT Global Real Estate Fund(3)	20,343,314	—	—	—	—	20,279,742
NT International Small-Mid Cap Fund(3)	10,491,999	—	—	—	—	9,986,241
NT International Value Fund(3)	40,611,572	—	2,125,691	(190,578)	—	36,450,460
Prime Money Market Fund	68,845,655	1,704	591,275	—	1,704	68,256,084
	$1,026,116,676	$21,913,864	$17,700,917	$(510,248)	$1,894,775	$1,015,591,028

(1) Underlying fund investments represent Investor Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice Portfolio®: Moderate
October 31, 2015

One Choice Portfolio: Moderate - Schedule of Investments
OCTOBER 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 47.2%
Core Equity Plus Fund Investor Class	4,609,243	63,791,923
Equity Growth Fund Investor Class	5,855,623	174,439,022
Growth Fund Investor Class	4,128,023	126,193,655
Heritage Fund Investor Class	3,636,545	89,386,265
Large Company Value Fund Investor Class	16,228,415	142,323,201
Mid Cap Value Fund Investor Class	5,615,271	92,651,978
NT Disciplined Growth Fund Investor Class(2)	3,254,726	31,570,844
Small Company Fund Investor Class	2,347,106	30,277,665
		750,634,553
Domestic Fixed Income Funds — 23.0%
Diversified Bond Fund Investor Class	19,110,781	206,587,546
High-Yield Fund Investor Class	11,445,856	64,096,796
Inflation-Adjusted Bond Fund Investor Class	8,296,050	95,155,699
		365,840,041
International Equity Funds — 18.9%
Emerging Markets Fund Investor Class	7,177,896	59,648,314
International Growth Fund Investor Class	8,519,642	105,047,185
NT Global Real Estate Fund Investor Class(2)	3,273,208	31,324,597
NT International Small-Mid Cap Fund Investor Class(2)	2,441,045	24,581,320
NT International Value Fund Investor Class(2)	8,584,692	80,781,953
		301,383,369
International Fixed Income Funds — 7.1%
Global Bond Fund Investor Class	8,179,616	80,651,019
International Bond Fund Investor Class	2,584,403	32,046,592
		112,697,611
Money Market Funds — 3.8%
Prime Money Market Fund Investor Class	60,853,575	60,853,575
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,371,356,305)		1,591,409,149
OTHER ASSETS AND LIABILITIES†		(2,398)
TOTAL NET ASSETS — 100.0%		$1,591,406,751

NOTES TO SCHEDULE OF INVESTMENTS
†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,412,915,976
Gross tax appreciation of investments	$200,445,091
Gross tax depreciation of investments	(21,951,918)
Net tax appreciation (depreciation) of investments	$178,493,173

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2015 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
Core Equity Plus Fund	$65,220,788	—	—	—	—	$63,791,923
Equity Growth Fund	173,250,010	$7,312,691	—	—	$518,691	174,439,022
Growth Fund	130,173,417	—	$3,310,763	$201,869	—	126,193,655
Heritage Fund	97,551,161	—	3,636,000	467,500	—	89,386,265
Large Company Value Fund	140,502,518	7,205,411	—	—	448,893	142,323,201
Mid Cap Value Fund	92,078,132	841,454	—	—	246,000	92,651,978
NT Disciplined Growth Fund(3)	32,742,545	—	—	—	—	31,570,844
Small Company Fund	31,730,571	45,932	—	—	45,932	30,277,665
Diversified Bond Fund	209,210,200	1,105,717	3,548,619	(13,700)	1,104,429	206,587,546
High-Yield Fund	65,034,786	862,512	—	—	862,144	64,096,796
Inflation-Adjusted Bond Fund	97,086,977	—	796,533	(116,546)	—	95,155,699
Emerging Markets Fund	62,230,687	207,179	—	—	—	59,648,314
International Growth Fund	114,296,683	—	3,668,405	(213,909)	—	105,047,185
NT Global Real Estate Fund(3)	31,422,793	—	—	—	—	31,324,597
NT International Small-Mid Cap Fund(3)	25,826,252	—	—	—	—	24,581,320
NT International Value Fund(3)	88,765,041	—	3,376,696	(364,711)	—	80,781,953
Global Bond Fund	80,700,068	—	382,364	(7,496)	—	80,651,019
International Bond Fund	31,788,152	—	—	—	—	32,046,592
Prime Money Market Fund	62,203,336	1,521	1,351,282	—	1,521	60,853,575
	$1,631,814,117	$17,582,417	$20,070,662	$(46,993)	$3,227,610	$1,591,409,149

(1) Underlying fund investments represent Investor Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice Portfolio®: Very Aggressive
October 31, 2015

One Choice Portfolio: Very Aggressive - Schedule of Investments
OCTOBER 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 68.7%
Core Equity Plus Fund Investor Class	909,894	12,592,940
Equity Growth Fund Investor Class	1,044,014	31,101,189
Growth Fund Investor Class	1,087,042	33,230,860
Heritage Fund Investor Class	947,521	23,290,064
Large Company Value Fund Investor Class	3,322,000	29,133,937
Mid Cap Value Fund Investor Class	1,265,432	20,879,633
NT Disciplined Growth Fund Investor Class(2)	1,088,142	10,554,978
Small Company Fund Investor Class	1,276,330	16,464,653
		177,248,254
International Equity Funds — 31.3%
Emerging Markets Fund Investor Class	2,253,090	18,723,181
International Growth Fund Investor Class	2,089,896	25,768,419
NT Global Real Estate Fund Investor Class(2)	832,362	7,965,704
NT International Small-Mid Cap Fund Investor Class(2)	765,515	7,708,731
NT International Value Fund Investor Class(2)	2,185,834	20,568,699
		80,734,734
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $197,000,271)		257,982,988
OTHER ASSETS AND LIABILITIES†		(15,006)
TOTAL NET ASSETS — 100.0%		$257,967,982

NOTES TO SCHEDULE OF INVESTMENTS
†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$210,027,762
Gross tax appreciation of investments	$50,311,870
Gross tax depreciation of investments	(2,356,644)
Net tax appreciation (depreciation) of investments	$47,955,226

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2015 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
Core Equity Plus Fund	$12,875,007	—	—	—	—	$12,592,940
Equity Growth Fund	31,615,392	$631,807	—	—	$93,821	31,101,189
Growth Fund	35,616,478	—	$1,642,296	$567,062	—	33,230,860
Heritage Fund	24,332,337	—	—	—	—	23,290,064
Large Company Value Fund	28,261,774	1,931,241	—	—	93,338	29,133,937
Mid Cap Value Fund	21,329,092	56,706	450,242	(22,145)	56,706	20,879,633
NT Disciplined Growth Fund(3)	10,946,709	—	—	—	—	10,554,978
Small Company Fund	17,254,727	24,977	—	—	24,977	16,464,653
Emerging Markets Fund	19,074,942	466,009	—	—	—	18,723,181
International Growth Fund	28,543,448	—	1,162,692	115,750	—	25,768,419
NT Global Real Estate Fund(3)	8,141,211	—	156,809	(11,815)	—	7,965,704
NT International Small-Mid Cap Fund(3)	8,099,144	—	—	—	—	7,708,731
NT International Value Fund(3)	22,711,848	—	944,789	(70,406)	—	20,568,699
	$268,802,109	$3,110,740	$4,356,828	$578,446	$268,842	$257,982,988

(1) Underlying fund investments represent Investor Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice Portfolio®: Very Conservative
October 31, 2015

One Choice Portfolio: Very Conservative - Schedule of Investments
OCTOBER 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 49.7%
Diversified Bond Fund Investor Class	8,693,260	93,974,145
Inflation-Adjusted Bond Fund Investor Class	3,272,693	37,537,789
Short Duration Fund Investor Class	2,555,534	26,270,886
Short Duration Inflation Protection Bond Fund Investor Class	2,994,145	29,941,446
		187,724,266
Domestic Equity Funds — 27.5%
Core Equity Plus Fund Investor Class	281,833	3,900,572
Equity Growth Fund Investor Class	457,227	13,620,794
Growth Fund Investor Class	417,840	12,773,378
Heritage Fund Investor Class	309,450	7,606,280
Large Company Value Fund Investor Class	3,385,271	29,688,829
Mid Cap Value Fund Investor Class	1,280,857	21,134,139
NT Disciplined Growth Fund Investor Class(2)	393,970	3,821,506
Real Estate Fund Investor Class	254,619	7,559,629
Small Company Fund Investor Class	293,692	3,788,624
		103,893,751
International Fixed Income Funds — 15.9%
Global Bond Fund Investor Class	3,057,231	30,144,300
International Bond Fund Investor Class	2,401,119	29,773,875
		59,918,175
Money Market Funds — 6.9%
Prime Money Market Fund Investor Class	26,237,000	26,237,000
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $346,784,813)		377,773,192
OTHER ASSETS AND LIABILITIES†		(760)
TOTAL NET ASSETS — 100.0%		$377,772,432

NOTES TO SCHEDULE OF INVESTMENTS
†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$355,398,332
Gross tax appreciation of investments	$29,876,795
Gross tax depreciation of investments	(7,501,935)
Net tax appreciation (depreciation) of investments	$22,374,860

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2015 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
Diversified Bond Fund	$95,506,436	$2,111,727	$3,586,771	$(34,239)	$501,049	$93,974,145
Inflation-Adjusted Bond Fund	38,072,716	420,327	527,420	(62,685)	—	37,537,789
Short Duration Fund	26,522,548	146,333	355,303	(8,765)	100,107	26,270,886
Short Duration Inflation Protection Bond Fund	30,340,189	193,087	428,939	(18,232)	—	29,941,446
Core Equity Plus Fund	3,775,892	198,908	—	—	—	3,900,572
Equity Growth Fund	13,362,266	750,753	34,073	(1,964)	41,491	13,620,794
Growth Fund	12,963,439	463,886	595,880	57,903	—	12,773,378
Heritage Fund	8,325,709	340,135	715,657	27,987	—	7,606,280
Large Company Value Fund	29,622,911	2,523,482	1,514,295	(109,758)	99,018	29,688,829
Mid Cap Value Fund	21,054,978	985,419	889,581	(703)	56,798	21,134,139
NT Disciplined Growth Fund(3)	3,770,299	181,510	—	—	—	3,821,506
Real Estate Fund	7,522,879	565,610	655,646	(6,203)	36,961	7,559,629
Small Company Fund	3,757,119	208,399	—	—	5,583	3,788,624
Global Bond Fund	30,386,234	—	370,157	(6,615)	—	30,144,300
International Bond Fund	30,433,400	252,979	1,345,323	(179,322)	—	29,773,875
Prime Money Market Fund	26,496,802	82,090	341,892	—	655	26,237,000
	$381,913,817	$9,424,645	$11,360,937	$(342,596)	$841,662	$377,773,192

(1) Underlying fund investments represent Investor Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® In Retirement Portfolio R6
October 31, 2015

One Choice In Retirement Portfolio R6 - Schedule of Investments
OCTOBER 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 37.7%
NT Core Equity Plus Fund Institutional Class	170,433	2,452,530
NT Disciplined Growth Fund Institutional Class(2)	126,746	1,230,699
NT Equity Growth Fund Institutional Class	681,991	8,163,429
NT Growth Fund R6 Class	240,053	3,737,618
NT Heritage Fund R6 Class	133,420	1,827,854
NT Large Company Value Fund R6 Class	651,401	7,751,670
NT Mid Cap Value Fund R6 Class	289,767	3,665,557
NT Small Company Fund Institutional Class	169,763	1,621,237
		30,450,594
Domestic Fixed Income Funds — 32.7%
High-Yield Fund R6 Class	547,603	3,061,102
Inflation-Adjusted Bond Fund Institutional Class	103,504	1,187,196
NT Diversified Bond Fund R6 Class	1,596,877	17,310,143
Short Duration Inflation Protection Bond Fund R6 Class	481,728	4,855,818
		26,414,259
International Fixed Income Funds — 11.9%
Global Bond Fund R6 Class	567,092	5,597,196
International Bond Fund R6 Class	318,688	3,954,913
		9,552,109
Money Market Funds — 9.9%
Premium Money Market Fund Investor Class	7,987,731	7,987,731
International Equity Funds — 7.8%
NT Global Real Estate Fund R6 Class(2)	85,156	816,650
NT International Growth Fund R6 Class	330,931	3,650,167
NT International Value Fund R6 Class(2)	192,945	1,819,473
		6,286,290
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $81,121,391)		80,690,983
OTHER ASSETS AND LIABILITIES†		(77)
TOTAL NET ASSETS — 100.0%		$80,690,906

NOTES TO SCHEDULE OF INVESTMENTS
†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$81,956,117
Gross tax appreciation of investments	$150,543
Gross tax depreciation of investments	(1,415,677)
Net tax appreciation (depreciation) of investments	$(1,265,134)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2015 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$2,414,588	$142,101	$51,462	$(3,587)	—	$2,452,530
NT Disciplined Growth Fund(3)	1,208,082	71,771	6,624	(467)	—	1,230,699
NT Equity Growth Fund	8,024,455	885,456	464,645	(37,691)	$34,208	8,163,429
NT Growth Fund	3,613,779	237,323	111,278	(4,886)	—	3,737,618
NT Heritage Fund	1,808,733	118,444	22,476	(745)	—	1,827,854
NT Large Company Value Fund	7,592,602	988,875	543,378	(40,410)	31,204	7,751,670
NT Mid Cap Value Fund	3,617,348	257,027	201,131	(9,414)	12,917	3,665,557
NT Small Company Fund	1,612,044	127,538	41,226	(4,334)	5,781	1,621,237
High-Yield Fund	3,075,662	316,970	260,698	(18,268)	42,881	3,061,102
Inflation-Adjusted Bond Fund	1,210,720	72,313	83,629	(2,614)	—	1,187,196
NT Diversified Bond Fund	17,425,797	1,392,575	1,529,779	(25,881)	91,285	17,310,143
Short Duration Inflation Protection Bond Fund	4,904,892	340,759	375,139	(9,792)	—	4,855,818
Global Bond Fund	5,640,425	346,092	412,946	(8,549)	5,202	5,597,196
International Bond Fund	4,022,391	270,859	419,619	(42,903)	—	3,954,913
Premium Money Market Fund	8,024,410	583,519	620,198	—	199	7,987,731
NT Global Real Estate Fund(3)	807,471	35,298	26,373	(1,350)	—	816,650
NT International Growth Fund	3,629,223	301,174	109,541	(9,184)	—	3,650,167
NT International Value Fund(3)	1,818,973	163,653	67,464	(5,959)	—	1,819,473
	$80,451,595	$6,651,747	$5,347,606	$(226,034)	$223,677	$80,690,983

(1)
Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for Premium Money Market Fund.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2020 Portfolio R6
October 31, 2015

One Choice 2020 Portfolio R6 - Schedule of Investments
OCTOBER 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 39.6%
NT Core Equity Plus Fund Institutional Class	258,456	3,719,180
NT Disciplined Growth Fund Institutional Class(2)	230,195	2,235,192
NT Equity Growth Fund Institutional Class	997,650	11,941,865
NT Growth Fund R6 Class	417,649	6,502,791
NT Heritage Fund R6 Class	267,599	3,666,108
NT Large Company Value Fund R6 Class	986,652	11,741,163
NT Mid Cap Value Fund R6 Class	488,895	6,184,526
NT Small Company Fund Institutional Class	228,425	2,181,455
		48,172,280
Domestic Fixed Income Funds — 31.7%
High-Yield Fund R6 Class	799,785	4,470,799
Inflation-Adjusted Bond Fund Institutional Class	276,473	3,171,140
NT Diversified Bond Fund R6 Class	2,332,926	25,288,918
Short Duration Inflation Protection Bond Fund R6 Class	561,540	5,660,321
		38,591,178
International Fixed Income Funds — 10.9%
Global Bond Fund R6 Class	790,934	7,806,515
International Bond Fund R6 Class	444,679	5,518,470
		13,324,985
International Equity Funds — 10.0%
NT Emerging Markets Fund R6 Class	120,615	1,206,151
NT Global Real Estate Fund R6 Class(2)	153,058	1,467,828
NT International Growth Fund R6 Class	521,814	5,755,612
NT International Small-Mid Cap Fund R6 Class(2)	32,290	326,129
NT International Value Fund R6 Class(2)	359,979	3,394,602
		12,150,322
Money Market Funds — 7.8%
Premium Money Market Fund Investor Class	9,516,222	9,516,222
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $122,669,056)		121,754,987
OTHER ASSETS AND LIABILITIES†		(113)
TOTAL NET ASSETS — 100.0%		$121,754,874

NOTES TO SCHEDULE OF INVESTMENTS
†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$123,726,823
Gross tax appreciation of investments	$327,017
Gross tax depreciation of investments	(2,298,853)
Net tax appreciation (depreciation) of investments	$(1,971,836)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2015 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$3,565,840	$340,707	$122,570	$(11,892)	—	$3,719,180
NT Disciplined Growth Fund(3)	2,184,074	207,334	85,273	(6,851)	—	2,235,192
NT Equity Growth Fund	11,580,572	1,614,577	879,167	(73,576)	$50,090	11,941,865
NT Growth Fund	6,266,638	608,420	387,758	(20,350)	—	6,502,791
NT Heritage Fund	3,637,290	368,291	198,131	(12,941)	—	3,666,108
NT Large Company Value Fund	11,389,447	1,786,017	1,045,612	(85,602)	47,167	11,741,163
NT Mid Cap Value Fund	6,131,680	579,765	532,962	(29,971)	21,885	6,184,526
NT Small Company Fund	2,116,885	257,345	98,205	(10,889)	7,810	2,181,455
High-Yield Fund	4,409,919	550,974	385,155	(27,394)	62,270	4,470,799
Inflation-Adjusted Bond Fund	3,254,989	274,484	335,088	(15,961)	—	3,171,140
NT Diversified Bond Fund	24,725,972	3,476,197	2,972,860	(57,759)	130,960	25,288,918
Short Duration Inflation Protection Bond Fund	5,512,484	614,072	450,022	(11,250)	—	5,660,321
Global Bond Fund	7,678,827	824,129	733,396	(15,484)	7,150	7,806,515
International Bond Fund	5,424,132	576,469	588,585	(56,110)	—	5,518,470
NT Emerging Markets Fund	1,191,782	164,250	118,118	(14,744)	—	1,206,151
NT Global Real Estate Fund(3)	1,466,270	111,597	118,666	(7,361)	—	1,467,828
NT International Growth Fund	5,630,310	668,195	302,886	(25,061)	—	5,755,612
NT International Small-Mid Cap Fund(3)	332,514	30,226	22,203	(1,693)	—	326,129
NT International Value Fund(3)	3,365,930	428,089	242,620	(25,451)	—	3,394,602
Premium Money Market Fund	9,211,606	1,127,344	822,728	—	232	9,516,222
	$119,077,161	$14,608,482	$10,442,005	$(510,340)	$327,564	$121,754,987

(1)
Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for Premium Money Market Fund.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2025 Portfolio R6
October 31, 2015

One Choice 2025 Portfolio R6 - Schedule of Investments
OCTOBER 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 42.5%
NT Core Equity Plus Fund Institutional Class	262,081	3,771,342
NT Disciplined Growth Fund Institutional Class(2)	284,791	2,765,325
NT Equity Growth Fund Institutional Class	985,032	11,790,833
NT Growth Fund R6 Class	494,125	7,693,531
NT Heritage Fund R6 Class	370,283	5,072,879
NT Large Company Value Fund R6 Class	1,031,531	12,275,220
NT Mid Cap Value Fund R6 Class	574,728	7,270,307
NT Small Company Fund Institutional Class	235,060	2,244,818
		52,884,255
Domestic Fixed Income Funds — 30.0%
High-Yield Fund R6 Class	773,215	4,322,271
Inflation-Adjusted Bond Fund Institutional Class	408,912	4,690,226
NT Diversified Bond Fund R6 Class	2,262,423	24,524,667
Short Duration Inflation Protection Bond Fund R6 Class	378,158	3,811,831
		37,348,995
International Equity Funds — 12.4%
NT Emerging Markets Fund R6 Class	254,316	2,543,159
NT Global Real Estate Fund R6 Class(2)	190,165	1,823,682
NT International Growth Fund R6 Class	554,935	6,120,936
NT International Small-Mid Cap Fund R6 Class(2)	70,297	709,996
NT International Value Fund R6 Class(2)	449,879	4,242,355
		15,440,128
International Fixed Income Funds — 9.8%
Global Bond Fund R6 Class	726,422	7,169,788
International Bond Fund R6 Class	399,938	4,963,229
		12,133,017
Money Market Funds — 5.3%
Premium Money Market Fund Investor Class	6,589,850	6,589,850
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $125,354,888)		124,396,245
OTHER ASSETS AND LIABILITIES†		(108)
TOTAL NET ASSETS — 100.0%		$124,396,137

NOTES TO SCHEDULE OF INVESTMENTS
†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$126,415,892
Gross tax appreciation of investments	$411,939
Gross tax depreciation of investments	(2,431,586)
Net tax appreciation (depreciation) of investments	$(2,019,647)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2015 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$3,701,101	$320,762	$182,698	$(18,023)	—	$3,771,342
NT Disciplined Growth Fund(3)	2,730,028	274,824	152,788	(10,938)	—	2,765,325
NT Equity Growth Fund	11,476,446	1,518,849	831,208	(76,031)	$47,627	11,790,833
NT Growth Fund	7,396,166	739,637	460,755	(29,827)	—	7,693,531
NT Heritage Fund	5,027,237	481,274	239,888	(15,517)	—	5,072,879
NT Large Company Value Fund	11,967,783	1,742,878	1,020,033	(88,519)	47,613	12,275,220
NT Mid Cap Value Fund	7,299,193	622,991	666,702	(45,445)	24,739	7,270,307
NT Small Company Fund	2,179,375	277,630	116,457	(11,451)	7,643	2,244,818
High-Yield Fund	4,344,693	557,825	487,265	(34,761)	60,251	4,322,271
Inflation-Adjusted Bond Fund	4,862,961	458,495	597,983	(26,724)	—	4,690,226
NT Diversified Bond Fund	24,464,442	3,289,368	3,292,930	(69,536)	127,985	24,524,667
Short Duration Inflation Protection Bond Fund	3,798,059	366,082	341,333	(8,214)	—	3,811,831
NT Emerging Markets Fund	2,621,279	333,141	343,905	(49,133)	—	2,543,159
NT Global Real Estate Fund(3)	1,826,912	123,006	134,565	(11,623)	—	1,823,682
NT International Growth Fund	6,134,484	608,350	352,718	(30,672)	—	6,120,936
NT International Small-Mid Cap Fund(3)	739,917	62,323	60,363	(4,532)	—	709,996
NT International Value Fund(3)	4,255,552	510,530	324,355	(35,272)	—	4,242,355
Global Bond Fund	7,205,746	634,026	703,976	(15,163)	6,398	7,169,788
International Bond Fund	5,010,041	435,578	582,913	(54,589)	—	4,963,229
Premium Money Market Fund	6,466,570	660,477	537,197	—	162	6,589,850
	$123,507,985	$14,018,046	$11,430,032	$(635,970)	$322,418	$124,396,245

(1)
Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for Premium Money Market Fund.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2030 Portfolio R6
October 31, 2015

One Choice 2030 Portfolio R6 - Schedule of Investments
OCTOBER 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 45.4%
NT Core Equity Plus Fund Institutional Class	280,923	4,042,482
NT Disciplined Growth Fund Institutional Class(2)	350,119	3,399,659
NT Equity Growth Fund Institutional Class	1,021,589	12,228,416
NT Growth Fund R6 Class	614,296	9,564,590
NT Heritage Fund R6 Class	418,545	5,734,069
NT Large Company Value Fund R6 Class	1,137,396	13,535,012
NT Mid Cap Value Fund R6 Class	628,416	7,949,456
NT Small Company Fund Institutional Class	323,330	3,087,801
		59,541,485
Domestic Fixed Income Funds — 27.3%
High-Yield Fund R6 Class	756,922	4,231,194
Inflation-Adjusted Bond Fund Institutional Class	541,258	6,208,233
NT Diversified Bond Fund R6 Class	2,137,789	23,173,634
Short Duration Inflation Protection Bond Fund R6 Class	215,482	2,172,060
		35,785,121
International Equity Funds — 14.9%
NT Emerging Markets Fund R6 Class	344,088	3,440,884
NT Global Real Estate Fund R6 Class(2)	230,779	2,213,170
NT International Growth Fund R6 Class	674,565	7,440,452
NT International Small-Mid Cap Fund R6 Class(2)	115,642	1,167,988
NT International Value Fund R6 Class(2)	558,988	5,271,260
		19,533,754
International Fixed Income Funds — 7.4%
Global Bond Fund R6 Class	687,393	6,784,566
International Bond Fund R6 Class	239,929	2,977,518
		9,762,084
Money Market Funds — 5.0%
Premium Money Market Fund Investor Class	6,517,569	6,517,569
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $132,003,816)		131,140,013
OTHER ASSETS AND LIABILITIES†		(106)
TOTAL NET ASSETS — 100.0%		$131,139,907

NOTES TO SCHEDULE OF INVESTMENTS
†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$132,933,407
Gross tax appreciation of investments	$451,267
Gross tax depreciation of investments	(2,244,661)
Net tax appreciation (depreciation) of investments	$(1,793,394)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2015 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$3,899,613	$407,664	$201,904	$(22,093)	—	$4,042,482
NT Disciplined Growth Fund(3)	3,229,963	364,560	95,148	(8,923)	—	3,399,659
NT Equity Growth Fund	11,543,671	1,668,716	620,912	(65,233)	$48,839	12,228,416
NT Growth Fund	9,021,823	1,006,090	501,808	(30,817)	—	9,564,590
NT Heritage Fund	5,458,210	691,122	206,405	(14,220)	—	5,734,069
NT Large Company Value Fund	12,768,931	2,079,946	898,148	(90,727)	51,924	13,535,012
NT Mid Cap Value Fund	7,557,055	892,891	521,444	(35,641)	26,531	7,949,456
NT Small Company Fund	2,998,432	390,189	173,454	(21,026)	10,479	3,087,801
High-Yield Fund	4,024,535	662,110	363,551	(26,146)	57,156	4,231,194
Inflation-Adjusted Bond Fund	6,013,629	857,448	616,278	(25,857)	—	6,208,233
NT Diversified Bond Fund	22,123,737	3,271,628	2,270,227	(47,189)	118,264	23,173,634
Short Duration Inflation Protection Bond Fund	1,997,938	276,090	94,564	(2,458)	—	2,172,060
NT Emerging Markets Fund	3,386,333	514,481	385,047	(58,372)	—	3,440,884
NT Global Real Estate Fund(3)	2,166,391	199,206	168,756	(13,254)	—	2,213,170
NT International Growth Fund	7,240,529	931,050	428,154	(38,263)	—	7,440,452
NT International Small-Mid Cap Fund(3)	1,142,218	123,846	49,591	(3,955)	—	1,167,988
NT International Value Fund(3)	5,104,822	778,754	390,247	(45,955)	—	5,271,260
Global Bond Fund	6,492,348	861,207	600,774	(12,588)	5,895	6,784,566
International Bond Fund	2,757,870	343,676	164,132	(16,649)	—	2,977,518
Premium Money Market Fund	6,241,726	893,545	617,702	—	156	6,517,569
	$125,169,774	$17,214,219	$9,368,246	$(579,366)	$319,244	$131,140,013

(1)
Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for Premium Money Market Fund.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2035 Portfolio R6
October 31, 2015

One Choice 2035 Portfolio R6 - Schedule of Investments
OCTOBER 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 49.1%
NT Core Equity Plus Fund Institutional Class	213,325	3,069,742
NT Disciplined Growth Fund Institutional Class(2)	286,021	2,777,266
NT Equity Growth Fund Institutional Class	731,959	8,761,547
NT Growth Fund R6 Class	543,117	8,456,325
NT Heritage Fund R6 Class	325,609	4,460,842
NT Large Company Value Fund R6 Class	838,927	9,983,235
NT Mid Cap Value Fund R6 Class	447,958	5,666,673
NT Small Company Fund Institutional Class	301,971	2,883,823
		46,059,453
Domestic Fixed Income Funds — 23.8%
High-Yield Fund R6 Class	478,726	2,676,076
Inflation-Adjusted Bond Fund Institutional Class	430,363	4,936,258
NT Diversified Bond Fund R6 Class	1,327,141	14,386,205
Short Duration Inflation Protection Bond Fund R6 Class	34,672	349,498
		22,348,037
International Equity Funds — 17.3%
NT Emerging Markets Fund R6 Class	295,132	2,951,316
NT Global Real Estate Fund R6 Class(2)	190,736	1,829,161
NT International Growth Fund R6 Class	542,712	5,986,112
NT International Small-Mid Cap Fund R6 Class(2)	110,385	1,114,886
NT International Value Fund R6 Class(2)	462,885	4,365,009
		16,246,484
Money Market Funds — 5.0%
Premium Money Market Fund Investor Class	4,633,033	4,633,033
International Fixed Income Funds — 4.8%
Global Bond Fund R6 Class	431,216	4,256,097
International Bond Fund R6 Class	21,531	267,195
		4,523,292
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $94,398,732)		93,810,299
OTHER ASSETS AND LIABILITIES†		(66)
TOTAL NET ASSETS — 100.0%		$93,810,233

NOTES TO SCHEDULE OF INVESTMENTS
†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$95,229,682
Gross tax appreciation of investments	$399,151
Gross tax depreciation of investments	(1,818,534)
Net tax appreciation (depreciation) of investments	$(1,419,383)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2015 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$3,067,861	$243,506	$186,684	$(20,691)	—	$3,069,742
NT Disciplined Growth Fund(3)	2,801,336	222,468	154,504	(12,642)	—	2,777,266
NT Equity Growth Fund	8,725,448	938,180	615,051	(62,883)	$35,289	8,761,547
NT Growth Fund	8,407,225	672,795	640,435	(45,192)	—	8,456,325
NT Heritage Fund	4,495,006	445,918	309,405	(22,297)	—	4,460,842
NT Large Company Value Fund	9,986,201	1,258,950	910,364	(75,510)	38,604	9,983,235
NT Mid Cap Value Fund	5,703,928	421,000	462,048	(33,012)	19,104	5,666,673
NT Small Company Fund	2,967,741	270,799	224,971	(24,640)	9,857	2,883,823
High-Yield Fund	2,696,717	313,344	272,918	(19,876)	37,236	2,676,076
Inflation-Adjusted Bond Fund	5,066,554	584,133	686,902	(34,345)	—	4,936,258
NT Diversified Bond Fund	14,476,838	1,843,049	1,964,401	(34,272)	74,897	14,386,205
Short Duration Inflation Protection Bond Fund	310,751	40,260	—	—	—	349,498
NT Emerging Markets Fund	3,035,750	349,360	353,151	(51,687)	—	2,951,316
NT Global Real Estate Fund(3)	1,875,980	102,207	157,554	(15,443)	—	1,829,161
NT International Growth Fund	6,131,699	556,179	435,751	(39,397)	—	5,986,112
NT International Small-Mid Cap Fund(3)	1,160,375	67,593	62,601	(5,331)	—	1,114,886
NT International Value Fund(3)	4,447,801	496,291	370,349	(41,296)	—	4,365,009
Premium Money Market Fund	4,718,552	507,389	592,908	—	114	4,633,033
Global Bond Fund	4,334,200	419,342	518,822	(10,542)	3,824	4,256,097
International Bond Fund	189,721	76,020	—	—	—	267,195
	$94,599,684	$9,828,783	$8,918,819	$(549,056)	$218,925	$93,810,299

(1)
Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for Premium Money Market Fund.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2040 Portfolio R6
October 31, 2015

One Choice 2040 Portfolio R6 - Schedule of Investments
OCTOBER 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 53.2%
NT Core Equity Plus Fund Institutional Class	193,761	2,788,224
NT Disciplined Growth Fund Institutional Class(2)	254,604	2,472,206
NT Equity Growth Fund Institutional Class	655,695	7,848,666
NT Growth Fund R6 Class	501,715	7,811,699
NT Heritage Fund R6 Class	320,648	4,392,873
NT Large Company Value Fund R6 Class	791,896	9,423,562
NT Mid Cap Value Fund R6 Class	403,367	5,102,592
NT Small Company Fund Institutional Class	261,968	2,501,791
		42,341,613
Domestic Fixed Income Funds — 20.4%
High-Yield Fund R6 Class	344,271	1,924,477
Inflation-Adjusted Bond Fund Institutional Class	338,730	3,885,237
NT Diversified Bond Fund R6 Class	959,357	10,399,431
		16,209,145
International Equity Funds — 19.5%
NT Emerging Markets Fund R6 Class	334,063	3,340,626
NT Global Real Estate Fund R6 Class(2)	183,436	1,759,152
NT International Growth Fund R6 Class	478,477	5,277,596
NT International Small-Mid Cap Fund R6 Class(2)	118,342	1,195,256
NT International Value Fund R6 Class(2)	416,600	3,928,542
		15,501,172
International Fixed Income Funds — 4.1%
Global Bond Fund R6 Class	332,240	3,279,208
Money Market Funds — 2.8%
Premium Money Market Fund Investor Class	2,260,074	2,260,074
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $80,144,394)		79,591,212
OTHER ASSETS AND LIABILITIES†		(47)
TOTAL NET ASSETS — 100.0%		$79,591,165

NOTES TO SCHEDULE OF INVESTMENTS
†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$80,915,128
Gross tax appreciation of investments	$325,606
Gross tax depreciation of investments	(1,649,522)
Net tax appreciation (depreciation) of investments	$(1,323,916)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2015 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$2,787,727	$256,110	$212,351	$(23,439)	—	$2,788,224
NT Disciplined Growth Fund(3)	2,475,614	251,894	180,013	(15,475)	—	2,472,206
NT Equity Growth Fund	7,833,745	885,876	621,772	(65,186)	$30,792	7,848,666
NT Growth Fund	7,701,883	745,443	659,716	(52,129)	—	7,811,699
NT Heritage Fund	4,425,768	569,876	441,761	(30,790)	—	4,392,873
NT Large Company Value Fund	9,391,702	1,229,101	886,343	(88,149)	35,487	9,423,562
NT Mid Cap Value Fund	5,107,653	486,196	501,439	(37,398)	16,730	5,102,592
NT Small Company Fund	2,504,379	319,180	218,211	(25,457)	8,338	2,501,791
High-Yield Fund	1,947,283	268,963	252,830	(18,504)	26,380	1,924,477
Inflation-Adjusted Bond Fund	3,906,511	548,863	547,864	(25,022)	—	3,885,237
NT Diversified Bond Fund	10,363,886	1,719,839	1,707,874	(24,023)	53,145	10,399,431
NT Emerging Markets Fund	3,392,511	487,122	469,990	(76,955)	—	3,340,626
NT Global Real Estate Fund(3)	1,777,482	137,687	168,535	(18,150)	—	1,759,152
NT International Growth Fund	5,327,600	628,636	459,637	(41,086)	—	5,277,596
NT International Small-Mid Cap Fund(3)	1,224,606	127,775	107,019	(7,868)	—	1,195,256
NT International Value Fund(3)	3,925,615	547,793	376,000	(45,128)	—	3,928,542
Global Bond Fund	3,322,868	395,333	456,472	(9,056)	2,810	3,279,208
Premium Money Market Fund	2,185,829	277,897	203,652	—	54	2,260,074
	$79,602,662	$9,883,584	$8,471,479	$(603,815)	$173,736	$79,591,212

(1)
Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for Premium Money Market Fund.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2045 Portfolio R6
October 31, 2015

One Choice 2045 Portfolio R6 - Schedule of Investments
OCTOBER 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 57.9%
NT Core Equity Plus Fund Institutional Class	176,818	2,544,410
NT Disciplined Growth Fund Institutional Class(2)	209,716	2,036,339
NT Equity Growth Fund Institutional Class	539,598	6,458,989
NT Growth Fund R6 Class	427,636	6,658,299
NT Heritage Fund R6 Class	295,414	4,047,166
NT Large Company Value Fund R6 Class	692,853	8,244,953
NT Mid Cap Value Fund R6 Class	348,221	4,404,991
NT Small Company Fund Institutional Class	196,226	1,873,962
		36,269,109
International Equity Funds — 21.1%
NT Emerging Markets Fund R6 Class	312,875	3,128,754
NT Global Real Estate Fund R6 Class(2)	160,157	1,535,908
NT International Growth Fund R6 Class	387,110	4,269,820
NT International Small-Mid Cap Fund R6 Class(2)	112,475	1,135,998
NT International Value Fund R6 Class(2)	336,535	3,173,527
		13,244,007
Domestic Fixed Income Funds — 16.9%
High-Yield Fund R6 Class	226,028	1,263,494
Inflation-Adjusted Bond Fund Institutional Class	221,925	2,545,475
NT Diversified Bond Fund R6 Class	624,357	6,768,028
		10,576,997
International Fixed Income Funds — 3.7%
Global Bond Fund R6 Class	238,397	2,352,977
Money Market Funds — 0.4%
Premium Money Market Fund Investor Class	225,255	225,255
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $62,967,720)		62,668,345
OTHER ASSETS AND LIABILITIES†		(31)
TOTAL NET ASSETS — 100.0%		$62,668,314

NOTES TO SCHEDULE OF INVESTMENTS
†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$63,687,615
Gross tax appreciation of investments	$257,116
Gross tax depreciation of investments	(1,276,386)
Net tax appreciation (depreciation) of investments	$(1,019,270)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2015 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$2,502,184	$283,830	$200,494	$(21,921)	—	$2,544,410
NT Disciplined Growth Fund(3)	1,962,173	252,764	117,637	(10,724)	—	2,036,339
NT Equity Growth Fund	6,215,748	921,737	480,851	(50,854)	$24,716	6,458,989
NT Growth Fund	6,370,591	779,861	513,081	(38,514)	—	6,658,299
NT Heritage Fund	3,945,355	524,311	275,444	(22,944)	—	4,047,166
NT Large Company Value Fund	7,939,889	1,293,242	727,762	(74,341)	30,420	8,244,953
NT Mid Cap Value Fund	4,306,975	457,237	367,987	(28,817)	14,120	4,404,991
NT Small Company Fund	1,819,956	270,120	138,719	(16,892)	6,085	1,873,962
NT Emerging Markets Fund	3,128,005	449,583	375,235	(63,382)	—	3,128,754
NT Global Real Estate Fund(3)	1,508,269	100,072	78,995	(10,112)	—	1,535,908
NT International Growth Fund	4,222,489	530,742	305,344	(29,910)	—	4,269,820
NT International Small-Mid Cap Fund(3)	1,129,345	137,511	83,781	(7,027)	—	1,135,998
NT International Value Fund(3)	3,113,565	428,682	231,273	(34,669)	—	3,173,527
High-Yield Fund	1,236,671	195,856	143,070	(10,625)	17,245	1,263,494
Inflation-Adjusted Bond Fund	2,499,294	330,941	267,643	(13,163)	—	2,545,475
NT Diversified Bond Fund	6,475,559	1,101,025	824,447	(15,725)	34,192	6,768,028
Global Bond Fund	2,319,840	266,461	244,862	(5,328)	2,005	2,352,977
Premium Money Market Fund	152,091	73,164	—	—	5	225,255
	$60,847,999	$8,397,139	$5,376,625	$(454,948)	$128,788	$62,668,345

(1)
Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for Premium Money Market Fund.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2050 Portfolio R6
October 31, 2015

One Choice 2050 Portfolio R6 - Schedule of Investments
OCTOBER 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 59.4%
NT Core Equity Plus Fund Institutional Class	139,334	2,005,023
NT Disciplined Growth Fund Institutional Class(2)	153,601	1,491,463
NT Equity Growth Fund Institutional Class	382,307	4,576,212
NT Growth Fund R6 Class	310,754	4,838,435
NT Heritage Fund R6 Class	213,557	2,925,737
NT Large Company Value Fund R6 Class	511,554	6,087,487
NT Mid Cap Value Fund R6 Class	241,812	3,058,925
NT Small Company Fund Institutional Class	153,077	1,461,883
		26,445,165
International Equity Funds — 22.5%
NT Emerging Markets Fund R6 Class	256,265	2,562,649
NT Global Real Estate Fund R6 Class(2)	124,513	1,194,079
NT International Growth Fund R6 Class	267,682	2,952,536
NT International Small-Mid Cap Fund R6 Class(2)	93,795	947,325
NT International Value Fund R6 Class(2)	248,777	2,345,964
		10,002,553
Domestic Fixed Income Funds — 14.7%
High-Yield Fund R6 Class	140,323	784,406
Inflation-Adjusted Bond Fund Institutional Class	137,619	1,578,489
NT Diversified Bond Fund R6 Class	383,869	4,161,142
		6,524,037
International Fixed Income Funds — 3.4%
Global Bond Fund R6 Class	152,895	1,509,075
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $44,876,324)		44,480,830
OTHER ASSETS AND LIABILITIES†		(19)
TOTAL NET ASSETS — 100.0%		$44,480,811

NOTES TO SCHEDULE OF INVESTMENTS
†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$45,227,305
Gross tax appreciation of investments	$222,662
Gross tax depreciation of investments	(969,137)
Net tax appreciation (depreciation) of investments	$(746,475)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2015 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$1,898,447	$210,856	$71,639	$(8,185)	—	$2,005,023
NT Disciplined Growth Fund(3)	1,412,735	177,193	54,958	(4,950)	—	1,491,463
NT Equity Growth Fund	4,305,353	599,448	186,092	(20,377)	$17,929	4,576,212
NT Growth Fund	4,496,902	522,955	200,442	(15,795)	—	4,838,435
NT Heritage Fund	2,761,672	377,982	109,257	(8,591)	—	2,925,737
NT Large Company Value Fund	5,744,144	815,782	270,308	(29,332)	22,941	6,087,487
NT Mid Cap Value Fund	2,910,190	291,409	148,157	(11,612)	10,026	3,058,925
NT Small Company Fund	1,415,532	205,392	100,410	(12,331)	4,871	1,461,883
NT Emerging Markets Fund	2,478,996	392,264	253,710	(48,219)	—	2,562,649
NT Global Real Estate Fund(3)	1,149,284	82,401	42,657	(4,814)	—	1,194,079
NT International Growth Fund	2,817,904	375,369	119,425	(12,453)	—	2,952,536
NT International Small-Mid Cap Fund(3)	912,758	113,790	39,847	(3,202)	—	947,325
NT International Value Fund(3)	2,236,181	332,313	122,056	(18,241)	—	2,345,964
High-Yield Fund	754,063	113,953	66,632	(4,982)	10,621	784,406
Inflation-Adjusted Bond Fund	1,504,397	219,291	133,157	(6,232)	—	1,578,489
NT Diversified Bond Fund	3,911,315	653,483	412,522	(8,693)	20,842	4,161,142
Global Bond Fund	1,452,136	183,633	133,660	(2,887)	1,285	1,509,075
	$42,162,009	$5,667,514	$2,464,929	$(220,896)	$88,515	$44,480,830

(1)
Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund and Inflation-Adjusted Bond Fund.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2055 Portfolio R6
October 31, 2015

One Choice 2055 Portfolio R6 - Schedule of Investments
OCTOBER 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 61.5%
NT Core Equity Plus Fund Institutional Class	66,997	964,085
NT Disciplined Growth Fund Institutional Class(2)	77,110	748,738
NT Equity Growth Fund Institutional Class	192,877	2,308,737
NT Growth Fund R6 Class	152,967	2,381,690
NT Heritage Fund R6 Class	106,379	1,457,398
NT Large Company Value Fund R6 Class	256,543	3,052,856
NT Mid Cap Value Fund R6 Class	116,176	1,469,630
NT Small Company Fund Institutional Class	85,509	816,611
		13,199,745
International Equity Funds — 23.3%
NT Emerging Markets Fund R6 Class	138,499	1,384,992
NT Global Real Estate Fund R6 Class(2)	65,268	625,921
NT International Growth Fund R6 Class	117,019	1,290,718
NT International Small-Mid Cap Fund R6 Class(2)	52,329	528,524
NT International Value Fund R6 Class(2)	124,212	1,171,321
		5,001,476
Domestic Fixed Income Funds — 12.1%
High-Yield Fund R6 Class	57,622	322,105
Inflation-Adjusted Bond Fund Institutional Class	55,739	639,325
NT Diversified Bond Fund R6 Class	151,492	1,642,178
		2,603,608
International Fixed Income Funds — 3.1%
Global Bond Fund R6 Class	66,109	652,493
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $21,552,523)		21,457,322
OTHER ASSETS AND LIABILITIES†		(8)
TOTAL NET ASSETS — 100.0%		$21,457,314

NOTES TO SCHEDULE OF INVESTMENTS
†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$21,758,667
Gross tax appreciation of investments	$113,043
Gross tax depreciation of investments	(414,388)
Net tax appreciation (depreciation) of investments	$(301,345)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2015 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$856,537	$181,748	$64,996	$(7,728)	—	$964,085
NT Disciplined Growth Fund(3)	661,204	149,469	44,863	(3,802)	—	748,738
NT Equity Growth Fund	2,044,993	472,279	154,678	(18,469)	$8,439	2,308,737
NT Growth Fund	2,091,581	431,249	162,843	(12,122)	—	2,381,690
NT Heritage Fund	1,282,010	313,196	94,984	(7,671)	—	1,457,398
NT Large Company Value Fund	2,705,980	655,660	232,312	(26,246)	10,735	3,052,856
NT Mid Cap Value Fund	1,298,312	252,190	88,137	(7,395)	4,468	1,469,630
NT Small Company Fund	732,379	168,443	55,828	(6,465)	2,529	816,611
NT Emerging Markets Fund	1,230,608	304,717	126,368	(23,833)	—	1,384,992
NT Global Real Estate Fund(3)	562,799	102,754	44,339	(4,964)	—	625,921
NT International Growth Fund	1,141,183	292,733	100,092	(10,494)	—	1,290,718
NT International Small-Mid Cap Fund(3)	464,598	112,890	30,318	(2,671)	—	528,524
NT International Value Fund(3)	1,035,973	283,739	110,956	(16,822)	—	1,171,321
High-Yield Fund	286,434	75,142	33,920	(2,493)	4,118	322,105
Inflation-Adjusted Bond Fund	573,068	142,004	71,094	(2,614)	—	639,325
NT Diversified Bond Fund	1,456,826	372,948	190,678	(3,540)	7,881	1,642,178
Global Bond Fund	581,840	137,519	70,005	(1,415)	522	652,493
	$19,006,325	$4,448,680	$1,676,411	$(158,744)	$38,692	$21,457,322

(1)
Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund and Inflation-Adjusted Bond Fund.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2060 Portfolio R6
October 31, 2015

One Choice 2060 Portfolio R6 - Schedule of Investments
OCTOBER 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 62.2%
NT Core Equity Plus Fund Institutional Class	83	1,198
NT Disciplined Growth Fund Institutional Class(2)	96	935
NT Equity Growth Fund Institutional Class	240	2,872
NT Growth Fund R6 Class	193	2,998
NT Heritage Fund R6 Class	130	1,785
NT Large Company Value Fund R6 Class	322	3,833
NT Mid Cap Value Fund R6 Class	143	1,805
NT Small Company Fund Institutional Class	111	1,065
		16,491
International Equity Funds — 23.6%
NT Emerging Markets Fund R6 Class	174	1,738
NT Global Real Estate Fund R6 Class(2)	82	787
NT International Growth Fund R6 Class	144	1,585
NT International Small-Mid Cap Fund R6 Class(2)	65	652
NT International Value Fund R6 Class(2)	158	1,485
		6,247
Domestic Fixed Income Funds — 11.4%
High-Yield Fund R6 Class	69	388
Inflation-Adjusted Bond Fund Institutional Class	66	754
NT Diversified Bond Fund R6 Class	173	1,880
		3,022
International Fixed Income Funds — 2.8%
Global Bond Fund R6 Class	77	755
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $25,005)		26,515
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$26,515

NOTES TO SCHEDULE OF INVESTMENTS
(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$25,005
Gross tax appreciation of investments	$1,510
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$1,510

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period September 30, 2015 (fund inception) through October 31, 2015 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	—	$1,125	—	—	—	$1,198
NT Disciplined Growth Fund(3)	—	875	—	—	—	935
NT Equity Growth Fund	—	2,687	—	—	—	2,872
NT Growth Fund	—	2,750	—	—	—	2,998
NT Heritage Fund	—	1,687	—	—	—	1,785
NT Large Company Value Fund	—	3,562	—	—	—	3,833
NT Mid Cap Value Fund	—	1,688	—	—	—	1,805
NT Small Company Fund	—	1,000	—	—	—	1,065
NT Emerging Markets Fund	—	1,625	—	—	—	1,738
NT Global Real Estate Fund(3)	—	750	—	—	—	787
NT International Growth Fund	—	1,500	—	—	—	1,585
NT International Small-Mid Cap Fund(3)	—	625	—	—	—	652
NT International Value Fund(3)	—	1,375	—	—	—	1,485
High-Yield Fund	—	377	—	—	$2	388
Inflation-Adjusted Bond Fund	—	750	—	—	—	754
NT Diversified Bond Fund	—	1,879	—	—	4	1,880
Global Bond Fund	—	750	—	—	—	755
	—	$25,005	—	—	$6	$26,515

(1)
Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund and Inflation-Adjusted Bond Fund.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Asset Allocation Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	December 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	December 22, 2015

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	December 22, 2015